FAIR VALUE MEASUREMENTS (Schedule of Quantitative Information about Level 3 Fair Value Measurements of Property and Equipment, Other Non-current Assets and Intangible Assets) (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Measurement Input, Long-term Revenue Growth Rate [Member]
Unobservable inputs
Terminal growth rate (as a percent)	3.00%
Nonrecurring [Member] | Relief-from-royalty method [Member] | Measurement Input, Long-term Revenue Growth Rate [Member]
Unobservable inputs
Terminal growth rate (as a percent)	3.00%	3.00%
Nonrecurring [Member] | Relief-from-royalty method [Member] | Minimum [Member]
Unobservable inputs
Royalty rate (as a percent)	1.00%	1.00%
Nonrecurring [Member] | Relief-from-royalty method [Member] | Minimum [Member] | Measurement Input, Discount Rate [Member]
Unobservable inputs
Discount rate (as a percent)	14.80%	14.80%
Nonrecurring [Member] | Relief-from-royalty method [Member] | Maximum [Member]
Unobservable inputs
Royalty rate (as a percent)	6.00%	6.00%
Nonrecurring [Member] | Relief-from-royalty method [Member] | Maximum [Member] | Measurement Input, Discount Rate [Member]
Unobservable inputs
Discount rate (as a percent)	17.00%	17.00%
Nonrecurring [Member] | Level 3 [Member] | Relief-from-royalty method [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets	¥ 141,758	¥ 91,249